Share Capital and Employee Compensation Plans - Performance Share Unit Activity (Details) - PSUs $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares | shares	288,000.0	217,600
Granted (shares) | shares	534,900	150,500
Paid out (shares) | shares	(66,000.0)	(80,100)
Other equity instruments outstanding, ending (shares) | shares	756,900	288,000.0
Fair value of other equity instruments outstanding, beginning	$ 4.8	$ 5.5
Granted, fair value	8.7	2.4
Paid out, fair value	0.0	(0.8)
Change in value, fair value	(1.0)	(2.3)
Fair value of other equity instruments outstanding, ending	$ 12.5	$ 4.8